MATERIAL EVENTS	12 Months Ended
Dec. 31, 2022
MATERIAL EVENTS
MATERIAL EVENTS

NOTE 5 - MATERIAL EVENTS

On November 30, 2020, Mr. Bryan Glass, our President and a sole director of the Company, resigned from both positions as part of his departure from the Company. Mr. Glass served as the President, Secretary and Treasurer and a member of our Board since November 30, 2018. This resignation is not the result of any disagreement with the Company on any matter related to the Company’s operations, policies, or practices.

On November 30, 2020, the board of directors appointed Mr. Michael Hill, as the sole director of the Company, and as interim Chief Executive Officer and Chief Financial Officer of the Company. The board of directors has agreed to compensate Mr. Hill at a rate of $25,000 per month during his interim service to the Company.

On March 25, 2021, XLR Medical Corp. (the “Company”), entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a non-affiliated accredited investor (the “Investor”), pursuant to which the Company agreed to issue and sell directly to the Investor in a private offering (the “Offering”), a Senior Secured Promissory Note (the “Note”), in the aggregate principal amount of up to $1,666,666.67 or so much as has been advanced in one or more tranches. The Note carries an original issue discount of $166,666.67, to cover the Investor’s accounting fees, due diligence fees, monitoring, and/or other transactional costs incurred in connection with the purchase and sale of the Note, which is included in the principal balance of the Note. As a result of the original issuance discount, the potential aggregate purchase price of the Note is $1,500,000. The initial tranche was paid upon closing in an amount of $700,000, resulting in a current face value of the Note of $777,777.78. As additional consideration for the first tranche funded upon closing, the Company issued to the Investor 116,667 shares of its common stock. Upon future tranches being funded under the Note, the Company shall issue to the Investor an amount of the Company’s restricted common stock equal to the purchase price of such future tranche or tranches divided by six. The maturity date of each tranche of the Note is twelve months after the payment of such tranche. The Note provides that the Investor may not convert any amount of the Note that would result in the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. The Note is secured with all of the assets of the Company, as described in the Security Agreement attached as Exhibit 10.3 to this Form 8-K. The Purchase Agreement contains customary representations and warranties, and the Offering was subject to customary closing conditions. The Shares were offered by the Company pursuant to the exemption provided in Section 4(a)(2) under the Securities Act, and Rule 506(b) promulgated thereunder. The Company is obligated to register the shares of common stock underlying the Note and the Warrants (as described below), within 90 days from the date of the Purchase Agreement.

As additional consideration for the purchase of the Note, the Company agreed to issue to the Investor Warrants (the Warrants”). The Warrants shall be issued upon the advance of each tranche by the Investor to the Company, exercisable for an amount of the Company’s common stock equal to the purchase price of such tranche divided by three. The Warrants have a term of 60 months, and contain full-ratchet anti-dilution protection provisions, and have an exercise price of $1.50 per share for 50% of the Warrants, and $2.00 per share for 50% of the Warrants. If at any time after the six-month anniversary of the issue date of the Warrants, the market price of one share of the Company’s common stock is greater than the exercise price of such Warrant, and there is not an effective registration statement registering the resale of the shares of common stock underlying the Warrants, then the Warrants may be exercised by means of a cashless exercise. The Warrants do not allow for any exercise that would result in the beneficial ownership of greater than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to such exercise, with the exception that the beneficial ownership limitation may be increased or decreased upon no less than 61 days prior notice.

As stated in our 8-K filing dated April 12, 2021, Bloomios (the “Company”), acquired CBDBP.

The foregoing summaries of the Purchase Agreement, the Note, the Warrants and the Security Agreement do not purport to be complete and are subject to, and qualified in their entirety by, such documents attached as Exhibits 10.1, 10.2, 10.3, and 4.1, respectively, to the Current Report on Form 8-K filed on April 2, 2021, which are incorporated herein by reference.

On November 30, 2020, the Company entered into a 6% secured convertible promissory note with a third-party in the amount of $203,000.00. Pursuant to the agreement, the Company issued the lender 350,000 5-year warrants with an exercise price of $1.00. On January 19, 2021, we issued the lender an additional 100,000 warrants on the same terms as the previous warrants, as a penalty pursuant to the agreement. Subsequently, on April 2, 2021, the Company and lender entered into a pay-off letter agreement in the amount of $252,875.00 and the Company paid the amount on April 6, 2021. The note has been paid in full.

On April 12, 2021, XLR Medical Corp (the “Company”), acquired CBDBP as a wholly-owned subsidiary. XLR issued 10,000 shares of its Series A Preferred Stock and 800 shares of its Series B Preferred Stock as the purchase price.

On April 16, 2021, we received notification from the U.S. Small Business Administration (“SBA”) that our Paycheck Protection Program Loan Forgiveness Application was approved, and our Paycheck Protection Program loan has been paid in full.

On April 19, 2021, the Company established a wholly owned subsidiary with the Florida Secretary of State, Bloomios Private Label, LLC, a Florida limited liability company.

On June 16, 2021, Mr. Michael Hill, our Chief Executive Officer, Chief Financial Officer and Director, resigned his position as Chief Financial Officer and appointed Mr. John Bennett. The reason for Mr. Hill’s resignation as Chief Financial Officer was solely to expand the management team. Mr. Hill will remain the Chief Executive Officer and a Director of the Company. The board of directors has agreed to compensate Mr. Hill at a rate of $25,000 per month pursuant to his employment agreement.

On June 16, 2021, the board of directors appointed Mr. Barrett Evans to the positions of President, Chief Strategy Officer and Director. The board of directors has agreed to compensate Mr. Evans at a rate of $25,000 per month pursuant to his employment agreement.

On June 16, 2021, the board of directors appointed Mr. John Bennett, as director and Chief Financial Officer of the Company. The board of directors has agreed to compensate Mr. Bennett at a rate of $12,500 per month pursuant to his employment agreement.

On July 9, 2021, we entered into a purchase agreement with Burdell Partners, LLC hereinafter (“BP”), pursuant to which BP has agreed to purchase from us up to an aggregate of $6,500,000 of our common stock (subject to certain limitations) from time to time over the term of the Purchase Agreement. Also, on July 9, 021, we entered into a registration rights agreement with BP, which we refer to in this prospectus as the Registration Rights Agreement, pursuant to which we are required to file with the SEC a registration statement that includes this prospectus to register for resale under the Securities Act of 1933, as amended, or the Securities Act, the shares of common stock that have been or may be issued to BP under the Purchase Agreement. Pursuant to the terms of the Purchase Agreement, at the time we signed the Purchase Agreement and the Registration Rights Agreement, we were required to issue 50,000 shares of our common stock (which are yet to be issued) and 50,000 warrants to BP as consideration for its commitment to purchase shares of our common stock under the Purchase Agreement, which we refer to in this prospectus as the Commitment Shares and Commitment Warrants.

We do not have the right to commence any sales of our common stock to BP under the Purchase Agreement until certain conditions set forth in the Purchase Agreement, all of which are outside of BP’s control, have been satisfied, including that the SEC has declared effective the registration statement that includes this prospectus. Thereafter, we may, from time to time and at our sole discretion, direct BP to purchase shares of our common stock in amounts up to 100,000 shares on any single business day, subject to a maximum of $500,000 per purchase, plus other “VWAP Purchases” under certain circumstances. There are no trading volume requirements or restrictions under the Purchase Agreement, and we will control the timing and amount of any sales of our common stock to BP. The purchase price of the shares that may be sold to BP under the Purchase Agreement will be based on the market price of our common stock preceding the time of sale as computed under the Purchase Agreement. The purchase price per share will be equitably adjusted for any reorganization, recapitalization, non-cash dividend, stock split, or other similar transaction occurring during the business days used to compute such price. We may at any time in our sole discretion terminate the Purchase Agreement without fee, penalty or cost upon one business day notice. There are no restrictions on future financings, rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement or Registration Rights Agreement, other than a prohibition on entering into a “Variable Rate Transaction,” as defined in the Purchase Agreement. BP may not assign or transfer its rights and obligations under the Purchase Agreement.

On August 23, 2021, we issued 20,000 shares of common stock pursuant to an amendment to a senior secured convertible promissory note. The shares we issued on November 1, 2021.

On November 1, 2021, we issued 20,000 shares of common stock pursuant to an amendment to a senior secured convertible promissory note.

On October 18, 2021, the Company’s Board of Directors approved the Bloomios 2021 Incentive Stock Plan. The Company has awarded 3,650,000 of the total 4,000,000 options that are available under the plan. The plan was subsequently increased to 5,500,000 options.

On January 26, 2022, the Company’s S-1 Registration Statement was declared effective.

On February 17, 2022, we issued 300,000 shares of common stock pursuant to a service agreement.

On February 17, 2022, we issued 30,000 shares of common stock pursuant to an amendment to a secured convertible note.

On February 17, 2022, we issued 29,086 shares of common stock pursuant to an amendment to a senior secured convertible promissory note.

On February 17, 2022, we issued 50,000 commitment shares of common stock pursuant to an equity line of credit agreement.

On February 18, 2022, we entered into three agreements with its executives for accrued and unpaid compensation. The agreements are Convertible Promissory Notes accrue interest at a rate of twelve percent (12%) require monthly interest payments beginning July 31, 2022, and mature on January 31, 2025. They are also convertible into common stock at a fixed rate of $0.54 per share. The foregoing summary of the Letter of Engagement Agreement does not purport to be complete and is subject to, and qualified in its entirety by, such document attached as Exhibit 10.5, 10.6 and 10.7, to Form 10-K filed on April 15, 2022 and amended on Form 10-K/A on November 14, 2022, which are incorporated herein by reference.

On February 24, 2022, we entered into a Securities Purchase Agreement with a non-affiliated accredited investor (the “Investor”), pursuant to which the Company agreed to issue and sell directly to the Investor in a private offering (the “Offering”), a Convertible Promissory Note (the “Note”) with the Company. The Note carries an original issue discount of $18,450, to cover the Investor’s accounting fees, due diligence fees, monitoring, and/or other transactional costs incurred in connection with the purchase and sale of the Note, which is included in the principal balance of the Note. As a result of the original issuance discount, the aggregate principle of the Note is $172,200. The Closing occurred on February 24, 2022, upon the Company receiving the purchase price of $153,750. The Company is required to make 10 monthly payments beginning April 15, 2022, of $19,286.40. The Note provides that the Investor may not convert any amount of the Note unless the Note is in default and if that would result in the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. Additionally, if the Note is in default there is a 150% penalty. The Note converts at a rate of 25% discount to the lowest trading price for the 10 trading days prior to any such conversion.

The Purchase Agreement contains customary representations and warranties, and the Offering was subject to customary closing conditions. The Shares were offered by the Company pursuant to the exemption provided in Section 4(a)(2) under the Securities Act, and Rule 506(b) promulgated thereunder.

The foregoing summaries of the Purchase Agreement and the Note do not purport to be complete and are subject to, and qualified in their entirety by, such documents attached as Exhibits 4.2 and 10.1, respectively, to Form 10-K filed on April 15, 2022, which are incorporated herein by reference.

On March 31, 2022, we issued 39,285 five-year common stock warrants exercisable at $1.75 per share.

On March 31, 2022, we issued 30,555 five-year common stock warrants exercisable at $2.25 per share.

On March 31, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a non-affiliated accredited investor (the “Investor”), pursuant to which the Company agreed to issue and sell directly to the Investor in a private offering (the “Offering”), a Convertible Promissory Note (the “Note”) with the Company. The Note carries an original issue of $12,500, to cover the Investor’s accounting fees, due diligence fees, monitoring, and/or other transactional costs incurred in connection with the purchase and sale of the Note, which is included in the principal balance of the Note. As a result of the original issuance discount, the aggregate principle of the Note is $137,500. The Closing occurred on March 31, 2022, upon the Company receiving the purchase price of $125,000. The maturity date of each tranche of the Note is nine months after the payment. The Note provides that the Investor may not convert any amount of the Note that would result in the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. The Note converts at a fixed rate of $1.25 into common stock unless there is a default under the agreements. The Company is obligated to register the shares of common stock underlying the Note and the Warrants (as described below), within 90 days from the date of the Purchase Agreement.

On May 2, 2022, the Company entered into an amendment to a senior secured convertible promissory note pursuant to which the Company agreed to issue 60,000 shares of common stock and increase the principal amount due under the note by $30,000.

On May 15, 2022, the Company established a wholly owned subsidiary with the Wyoming Secretary of State, Infused Confections LLC, a Wyoming limited liability company.

On May 19, 2022, we issued 60,000 shares for inducement recorded at $1.90 per share for a total of $114,000.

On July 20, 2022, we agreed to issue 10,000 shares as an inducement to enter into a note.

On August 1, 2022, we agreed to issue 115,000 shares as an inducement to amend a note.

On August 25, 2022, we agreed to issue 115,000 shares as an inducement to amend a note.

On September 13, 2022, we agreed to issue 58,000 shares for inducement to amend a note.

On October 26, 2022, Bloomios, Inc. (the “Company”) entered into a Membership Interest Purchase Agreement (the “MIPA”) by and among the Company, Upexi, Inc., (the “Seller”) and Infused Confections LLC (the “Buyer”). Reference is made to the Company’s Form 8-K filed with the Commission on October 31, 2022. The Buyer is a wholly-owned subsidiary of the Company. Pursuant to the MIPA, the Buyer purchased from the Seller all of the issued and outstanding limited liability company membership interests (the “LLC Interests”) of Infusionz LLC (“Infusionz”). Infusionz is in the business of developing, manufacturing, and marketing CBD products including, but not limited to, edibles, tinctures, topicals, capsules and pet products (the “Business”).

Pursuant to the MIPA, certain warrant holders of the Company entered into a warrant exchange agreement whereby they tendered 807,142 warrants for 691,655 shares of common stock.  Additionally, pursuant to and in connection with the MIPA, the 800 shares of Series B Preferred converted into 16,710,239 shares of common stock and 310,000 shares of Series C Preferred into 125,506 shares of common stock.

Seller also agreed to transfer certain equipment used in connection with operation of the Business and agreed to allow the Company to provide: (i) white label and private label manufacturing services to Seller’s customers and (ii) contracted services for certain brands of the Seller that were manufactured by the Seller ((i) and (ii) are referred to collectively herein as the “Assets”).

The closing of the purchase of the LLC Interests and the transfer of the Assets occurred on October 26, 2022 (the “Closing Date”).

The purchase price of the LLC Interests was twenty-three million five hundred thousand dollars ($23,500,000) which consisted of cash consideration of five million five hundred thousand dollars ($5,500,000) and non-cash consideration of eighteen million dollars ($18,000,000).

As further described below under the heading “Senior Secured Convertible Debenture Offering,” on October 26, 2022, the Company completed an offering of 15.0% Original Issue Discount Senior Secured Convertible Debentures (the “Debentures”).

As further described under Item 5.03 of the Current Report on Form 8-K filed on October 31, 2022 and amended on January 5, 2023, the Company filed a Certificate of Designation of Preferences, Rights and Limitations of Series D Convertible Preferred Stock (the “COD”) with the Secretary of State of the State of Nevada. The Company, pursuant to the COD, is able to issue shares of Series D Convertible Preferred Stock (the “Series D Preferred”).

The non-cash consideration consisted of the issuance by the Company to the Seller of: (i) a Debenture having a subscription amount of four million five hundred thousand dollars ($4,500,000) (which, for purposes of clarity, as a result of the original issue discount, has an original principal amount of five million two hundred ninety-four thousand one hundred seventeen dollars and sixty cents ($5,294,117.60)); (ii) a convertible secured subordinated promissory note (the “Note”) in the principal amount of five million dollars ($5,000,000), which will mature and be payable on the 24 month anniversary of the Closing Date; and (iii) eighty-five thousand (85,000) shares of Series D Preferred with a stated value per share of one hundred dollars ($100) for a total value of eight million five hundred thousand dollars ($8,500,000).

To the extent that the working capital of Infusionz on the Closing Date is respectively greater than or less than one million two hundred seventy-five thousand dollars ($1,275,000) the purchase price will be increased or decreased on a dollar-for-dollar basis. Within sixty (60) days of the Closing Date, the Seller shall prepare and deliver to Buyer a written statement setting forth in reasonable detail its determination of the revenue of Infusionz for the year ended June 30, 2022 and the working capital of Infusionz on the Closing Date and its calculation of the applicable adjustment to the purchase price, if any.

The foregoing summary of the MIPA contains only a brief description of the material terms of the MIPA and such description is qualified in its entirety by reference to the full text of the MIPA.

The MIPA contains representations, warranties and covenants that the respective parties made to each other as of the date of the MIPA or other specific dates. The assertions embodied in those representations, warranties and covenants were made for purposes of the contract among the respective parties and are subject to important qualifications and limitations agreed to by the parties in connection with negotiating such agreement. The representations, warranties and covenants in the MIPA are also modified in important part by the underlying disclosure schedules which are not filed publicly, and which are subject to a contractual standard of materiality different from that generally applicable to stockholders and were used for the purpose of allocating risk among the parties rather than establishing matters as facts. The Company does not believe that these schedules contain information that is material to an investment decision.

In connection with the MIPA, the Company entered into: (i) employment agreements to employ the Chief Operating Officer and Chief Manufacturing Officer of Infusionz and (ii) a registration rights agreement to register the shares of the Company’s common stock, par value $0.00001 per share (the “Common Stock”) underlying the Series D Preferred shares held by the Seller following the Common Stock being listed on a national securities exchange (the “Uplisting”) with the initial registration statement to register the shares of Common Stock due to be filed with the Securities and Exchange Commission (the “Commission”) prior to the one year anniversary of the Closing Date.

In addition, the Company entered into a Transition Services Agreement with the Seller whereby the Seller will provide to the Company: (i) access to the Seller’s facilities used in connection with the Business (at an estimated cost of $100,000 per month); (ii) finance services; and (iii) Human Resource assistance. This assistance includes allowing operational and other employees to work for the Company (at an estimated cost of $135,000 per month). The access to the facilities and the Human Resource assistance will be provided for four (4) months.

The foregoing summary of the Transition Services Agreement contains only a brief description of the material terms of the Transition Services Agreement and such description is qualified in its entirety by reference to the full text of the Transition Services Agreement.

Senior Secured Convertible Debenture Offering

On October 26, 2022, the Company closed on an offering of the Debentures (the “Debenture Offering”). The Debentures have an aggregate principal amount of approximately $13,893,059 (including a 15% original issue discount). The Debentures were issued to eleven (11) holders, six (6) of whom invested $6.25 million with the balance of the principal amount consisting of the issuance of the Debenture to the Seller and the issuances of Debentures to four (4) lenders to refinance previous loans. The cash proceeds of the Debenture Offering were used to finance the cash consideration paid to the Seller pursuant to the MIPA along with the cash repayment of previous loans.

The Debentures have a maturity date of October 26, 2024, have an interest rate of ten percent (10.00%) per annum, and are convertible into shares of Common Stock. The conversion price: (i) prior to the date of a Qualified Offering (an offering the Company enters into in connection with the Uplisting) is eighty percent (80%) of the lowest VWAP of the Common Stock during the five (5) trading day period immediately prior to the applicable Conversion Date; (ii) at the Qualified Offering, at the Qualified Offering Conversion Price (the effective price per share paid by investors per share of Common Stock that is sold to the public in the Qualified Offering); or (ii) following the date of the Qualified Offering, eighty percent (80%) of the lowest VWAP of the Common Stock during the ten (10) trading day period immediately prior to the three (3) month anniversary of date of the Qualified Offering.

On the date of the Qualified Offering, the Company will need to repay the lesser of the outstanding principal and an amount equal to the A) the outstanding principal sum on such date, multiplied by (B) the quotient obtained by dividing (1) the gross proceeds of the Qualified Offering by (2) the outstanding principal sum of all Debentures issued and any interest on the aggregate unconverted and then outstanding principal amount of the Debentures. By way of example, if the principal amount outstanding of a Debenture is $500,000, the gross proceeds of the Qualified Offering is $5,000,000 and total amount outstanding of all the Debentures is $10,000,000, then the holder of the $500,000 Debenture shall receive $250,000: $500,000 x $5,000,000/ $10,000,000.

The Debentures were offered pursuant to a Securities Purchase Agreement (the “SPA”) between the Company and the holders of the Debentures entered into on October 26, 2022. The SPA contains customary representations, warranties and indemnification provisions. The Debentures are secured by a senior security interest in all assets of the Company and its subsidiaries pursuant to that certain Security Agreement, dated as of October 26, 2022, by and among the Company, the Company’s subsidiaries, the holders of the Debentures, and the agent for the holders (the “Security Agreement”).

In addition, pursuant to the SPA, the holders of the Debentures were each issued a warrant to purchase shares of the Common Stock (the “Warrant”). Each Warrant provides for the purchase by the applicable holder of Debentures of a number shares of Common Stock equal to the total principal amount of the Debenture purchased by such holder divided by the average of the VWAP of the Common Stock during the ten (10) trading day period immediately prior to the Closing Date (the “Warrant Shares”). The exercise price of the Warrants is 125% of the conversion price of the Debentures. A total of 8,531,004 Warrants were issued on the Closing Date.

Pursuant to the SPA, the holders of the Debentures were each issued a number of shares of Common Stock (the “Incentive Shares”) equal to 35% of such holder’s subscription amount (without regard for any beneficial ownership limitations) divided by the lower of (i) the closing price of the Common Stock on the Closing Date or (ii) the average of the VWAP of the Common Stock during the ten (10) trading day period immediately prior to the Closing Date. A total of 2,216,080 shares of Common Stock were issued on the Closing Date.

Pursuant to the SPA, the Company agreed to use its commercially reasonable efforts to complete a Qualified Offering within six months of the Closing Date. The Company agreed to use its commercially reasonable efforts to cause the filing of a registration statement with the Commission covering the resale of the Incentive Shares, the Warrant Shares, and the shares of Common Stock underlying the Debentures (collectively, the “Underlying Shares”) at the same time as the Qualified Offering and shall use its commercially reasonable efforts to cause such registration statement to become effective at the time of the Qualified Offering. Notwithstanding the foregoing, in the event the Qualified Offering is not completed on or before the six-month anniversary of the Closing Date, (1) the Company shall file a separate registration statement with the Commission covering the resale of the Underlying Shares (a “Separate Registration Statement”,) and shall use its commercially reasonable efforts to cause such Separate Registration Statement to become effective within nine months of the Closing Date.

The foregoing summary of the Debentures, the SPA, the Security Agreement, and the Warrants contains only a brief description of the material terms of the Debentures, the SPA, the Security Agreement, and the Warrants and such description is qualified in its entirety by reference to the full text of each of the Debentures, the SPA, the Security Agreement, and the Warrants.

Convertible Secured Subordinated Promissory Note

In connection with the closing of the purchase of the LLC Interests and the transfer of the Assets, the Company issued the Note to the Seller in the amount of $5,000,000.00. The Note has an interest rate of eight and one-half percent (8.5%) per annum, requires the Company to remit in repayment of amounts outstanding pursuant to the Noe an amount equal to forty percent (40%) of the net proceeds received by the Company in connection with any offering by the Company of the Company’s securities conducted in connection with the Uplisting. The Company shall pay the Seller interest on a monthly basis. The Note is convertible, at the Seller’s option, into shares of Common Stock at a conversion price of $5.00 per share subject to adjustment: (i) if the Uplisting does not occur prior to the one-year anniversary of the Closing Date or (ii) upon an event of default as described in the Note.

The Note is secured by a subordinated security interest in all assets of Infusionz pursuant to that certain Pledge and Security Agreement, by and between Infusionz as pledgor and the Seller as pledgee (the “Pledge and Security Agreement”), which security interest shall rank junior to all liens and security interests granted by the Company and each of its subsidiaries (including without limitation Infusionz), to the holders of the Debentures.

The foregoing summary of the Note and the Pledge and Security Agreement contains only a brief description of the material terms of the Note and the Pledge and Security Agreement and such description is qualified in its entirety by reference to the full text of each of the Note and the Pledge and Security Agreement.

Although the Company filed the COD with the Secretary of State of the State of Nevada on October 25, 2022, it became effective upon the signing of the MIPA on October 26, 2022. The Series D Preferred has a stated value per share of one hundred dollars ($100) (the “Stated Value”). The Company is authorized to issue eighty-five thousand (85,000) shares of Series D Preferred, all of which were issued on the Closing Date to the Seller.

The Series D Preferred shares entitle the holder to receive dividends equal to eight and one-half percent (8.50%) per annum of the Stated Value of the Series D Preferred shares, on a monthly basis, 30 days in arrears, for each month during which the Series D Preferred shares remain outstanding.

The monthly dividends shall be declared but not become due and payable and shall not be paid (but instead shall accrue) until the date that is three (3) months following the date on which the Debentures are fully repaid and /or converted into shares of Common Stock (such date the “Dividend and Conversion Restriction Release Date”). In addition, no asserted claims, losses or liabilities related to the Debentures to which the holders of the Debentures are entitled to indemnification or reimbursement can remain unresolved. The monthly dividends shall be fully paid in twelve equal monthly installments.

On or after the Dividend and Conversion Restriction Release Date, the holder of the Series D Preferred shares can convert the Series D Preferred shares into shares of Common Stock. The number of shares of Common Stock will equal the product obtained by dividing the number of shares of Series D Preferred Stock being converted by the closing price per share of the Common Stock on the conversion date and multiplying that number by 100.

The holders of the Series D Preferred shares shall have the same voting rights as the holders of the Common Stock and the shares of Series D Preferred shall vote equally with the shares of Common Stock, and not as a separate class, at any annual or special meeting, upon the following basis: the holder of Series D Preferred shares shall be entitled to cast such number of votes as shall be equal to the aggregate number of shares of Common Stock into which such holder’s shares of Series D Preferred Stock are convertible immediately after the close of business on the record date fixed for such meeting.

The Series D Preferred shares have a liquidation preference over all other Company securities other than the Debentures. In addition, the Company may, in its sole discretion, on or after one year anniversary of the Closing Date, subject to whether the Debentures are still outstanding, elect to redeem all or any portion of the Series D Preferred shares at a price per share equal to one hundred dollars up to an aggregate amount of eight million five hundred thousand dollars ($8,500,000) for all of the shares of Series D Preferred Stock.

The foregoing summary of the COD contains only a brief description of the material terms of the COD and such description is qualified in its entirety by reference to the full text of the COD.

In accordance with ASC 855, the Company has analyzed its operations subsequent to September 30, 2022, through the date these financial statements were issued, and has determined that it does not have any other material subsequent events to disclose in these financial statements.